Balance and Remaining Maturities of Time Deposits and Certificates of Deposit Issued by Domestic and Foreign Offices (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Deposits From Banking Clients [Line Items]
Total	¥ 51,842,149
Domestic
Deposits From Banking Clients [Line Items]
Due in one year or less	35,292,053
Due after one year through two years	2,121,958
Due after two years through three years	1,395,615
Due after three years through four years	356,805
Due after four years through five years	392,889
Due after five years	135,049
Total	39,694,369
Foreign
Deposits From Banking Clients [Line Items]
Due in one year or less	12,130,011
Due after one year through two years	11,397
Due after two years through three years	3,140
Due after three years through four years	1,948
Due after four years through five years	883
Due after five years	401
Total	12,147,780
Time deposits
Deposits From Banking Clients [Line Items]
Total	36,515,367
Time deposits | Domestic
Deposits From Banking Clients [Line Items]
Due in one year or less	23,905,299
Due after one year through two years	2,115,618
Due after two years through three years	1,395,615
Due after three years through four years	356,805
Due after four years through five years	392,889
Due after five years	135,049
Total	28,301,275
Time deposits | Foreign
Deposits From Banking Clients [Line Items]
Due in one year or less	8,202,339
Due after one year through two years	5,381
Due after two years through three years	3,140
Due after three years through four years	1,948
Due after four years through five years	883
Due after five years	401
Total	8,214,092
Certificates of deposit
Deposits From Banking Clients [Line Items]
Total	15,326,782
Certificates of deposit | Domestic
Deposits From Banking Clients [Line Items]
Due in one year or less	11,386,754
Due after one year through two years	6,340
Total	11,393,094
Certificates of deposit | Foreign
Deposits From Banking Clients [Line Items]
Due in one year or less	3,927,672
Due after one year through two years	6,016
Total	¥ 3,933,688